Income Tax - Income Tax Expense Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Related to remeasurement of defined benefit obligation	$ (30.4)	$ 103.3	$ 30.6
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	9.4	91.8
Related to gain/loss on cash flow hedges		0.6	(0.6)
Related to unrealized gain/loss on available-for-sale financial assets			(2.9)
Deferred income tax benefit (expense)	$ (21.0)	$ 195.7	$ 27.1